Organization and Principal Activities (Schedule of Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 435,272	$ 374,369
Total assets	689,529	423,958
Total current liabilities	203,714	46,560
Total liabilities	211,266	52,466
Revenues	329,032	167,851	57,665
Net income	46,471	14,544	8,491
Net cash provided by operating activities	117,788	82,303	20,125
Net cash used in investing activities	(83,927)	(34,811)	(9,053)
Net cash provided by financing activities	1,986	233,280	20,253
Net increase in cash and cash equivalents	36,933	283,226	32,361
VIEs and their subsidiaries [Member]
Variable Interest Entity [Line Items]
Total current assets	94,689	59,800
Total noncurrent assets	89,202	35,627
Total assets	183,891	95,427
Total current liabilities	68,975	28,807
Total noncurrent liabilities	3,613	1,880
Total liabilities	72,588	30,687
Revenues	303,200	160,613	48,967
Net income	150,408	78,494	15,220
Net cash provided by operating activities	75,983	56,621	9,975
Net cash used in investing activities	(50,951)	(32,367)	(5,477)
Net cash provided by financing activities	36	1,545	0
Net increase in cash and cash equivalents	$ 25,068	$ 25,799	$ 4,498
Percentage of consolidated revenues VIEs contribute	92.10%	95.70%	84.90%
Percentage of consolidated total assets VIEs accounted for	26.70%	22.50%
Percentage of consolidated total liabilities VIEs accounted for	34.40%	58.50%